Pay vs Performance Disclosure	12 Months Ended
	May 31, 2023 USD ($) $ / shares	May 31, 2022 USD ($) $ / shares	May 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus performance disclosure

The following table sets forth additional compensation information of our Principal Executive Officer (PEO) and our non-PEO NEOs along with total shareholder return, net income, and Adjusted Diluted Earnings per Share from Continuing Operations performance results for our fiscal years ended May 31, 2023, 2022 and 2021:

					Value of Initial Fixed $100 Investment Based On:[7]
Year[1]	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO[2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs[2,3] ($)	Company Total Shareholder Return	Peer Group Total Shareholder Return	Net Income ($)	Adjusted Diluted Earnings per Share from Continuing Operations ($)[8]
2023[4]	6,709,139	10,703,256	1,808,687	2,732,276	248.44	160.37	90,200,000	2.86
2022[5]	12,327,343	13,416,164	1,793,579	2,238,871	239.07	146.58	78,700,000	2.38
2021[6]	4,123,426	12,752,734	1,509,276	3,211,723	206.99	161.40	35,800,000	1.31

Company Selected Measure Name	Adjusted diluted earnings per share from continuing operations
Named Executive Officers, Footnote [Text Block]
[1]	For each year presented above, the NEOs included in the compensation columns reflect John M. Holmes as our PEO and Sean M. Gillen, Jessica A. Garascia, Christopher A. Jessup, and Eric S. Pachapa as our non-PEOs.

Peer Group Issuers, Footnote [Text Block]
[7]	Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on June 1, 2020. Peer group TSR reflects the Company’s “2023 peer group” as reflected in our 2023 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K and “Fiscal 2023 peer group” in this proxy statement.

PEO Total Compensation Amount	$ 6,709,139	$ 12,327,343	$ 4,123,426
PEO Actually Paid Compensation Amount	$ 10,703,256	13,416,164	12,752,734
Adjustment To PEO Compensation, Footnote [Text Block]
[4]	2023 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	PEO ($)	Average Non-PEO ($)
Total Reported in 2023 Summary Compensation Table (SCT)	6,709,139	1,808,687
Less, value of stock awards and option awards reported in SCT	(3,650,036)	(650,825)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding	6,255,805	1,115,398
Plus, change in fair value of prior year awards that are outstanding and unvested	1,775,875	537,650
Plus, change in fair value (from prior year-end) of prior year awards that vested this year	(387,527)	(78,634)
Total adjustments	3,994,117	923,589
Actual compensation paid for Fiscal 2023	10,703,256	2,732,276

[5]	2022 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	PEO ($)	Average Non-PEO ($)
Total Reported in 2022 Summary Compensation Table (SCT)	12,327,343	1,793,579
Less, value of stock awards and option awards reported in SCT	(8,629,080)	(661,055)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding	8,760,652	852,676
Plus, change in fair value of prior year awards that are outstanding and unvested	1,923,314	406,267
Plus, change in fair value (from prior year-end) of prior year awards that vested this year	(966,065)	(152,596)
Total adjustments	1,088,821	445,291
Actual compensation paid for Fiscal 2023	13,416,164	2,238,871
[6]	2021 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:
	PEO ($)	Average Non-PEO ($)
Total Reported in 2021 Summary Compensation Table (SCT)	4,123,426	1,509,276
Less, value of stock awards and option awards reported in SCT	(1,842,024)	(532,058)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding	8,060,488	1,789,492
Plus, change in fair value of prior year awards that are outstanding and unvested	2,635,391	331,115
Plus, fair market value of awards granted this year and that vested this year	—	119,526
Plus, change in fair value (from prior year-end) of prior year awards that vested this year	(224,547)	(5,628)
Total adjustments	8,629,308	1,702,447
Actual compensation paid for Fiscal 2023	12,752,734	3,211,723

Non-PEO NEO Average Total Compensation Amount	$ 1,808,687	1,793,579	1,509,276
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,732,276	2,238,871	3,211,723
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
[4]	2023 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	PEO ($)	Average Non-PEO ($)
Total Reported in 2023 Summary Compensation Table (SCT)	6,709,139	1,808,687
Less, value of stock awards and option awards reported in SCT	(3,650,036)	(650,825)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding	6,255,805	1,115,398
Plus, change in fair value of prior year awards that are outstanding and unvested	1,775,875	537,650
Plus, change in fair value (from prior year-end) of prior year awards that vested this year	(387,527)	(78,634)
Total adjustments	3,994,117	923,589
Actual compensation paid for Fiscal 2023	10,703,256	2,732,276

[5]	2022 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	PEO ($)	Average Non-PEO ($)
Total Reported in 2022 Summary Compensation Table (SCT)	12,327,343	1,793,579
Less, value of stock awards and option awards reported in SCT	(8,629,080)	(661,055)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding	8,760,652	852,676
Plus, change in fair value of prior year awards that are outstanding and unvested	1,923,314	406,267
Plus, change in fair value (from prior year-end) of prior year awards that vested this year	(966,065)	(152,596)
Total adjustments	1,088,821	445,291
Actual compensation paid for Fiscal 2023	13,416,164	2,238,871
[6]	2021 compensation “Actually Paid” to PEO and the average Actually Paid to non-PEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:
	PEO ($)	Average Non-PEO ($)
Total Reported in 2021 Summary Compensation Table (SCT)	4,123,426	1,509,276
Less, value of stock awards and option awards reported in SCT	(1,842,024)	(532,058)
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding	8,060,488	1,789,492
Plus, change in fair value of prior year awards that are outstanding and unvested	2,635,391	331,115
Plus, fair market value of awards granted this year and that vested this year	—	119,526
Plus, change in fair value (from prior year-end) of prior year awards that vested this year	(224,547)	(5,628)
Total adjustments	8,629,308	1,702,447
Actual compensation paid for Fiscal 2023	12,752,734	3,211,723

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation actually paid (CAP) and Company total shareholder return (TSR)

The graph below illustrates the relationship between the CAP to our CEO and the other NEOs and the Company’s TSR during the period covered under the “Pay versus performance disclosure” above. The CAP figures shown below are calculated as required by SEC requirements, which include unvested and unpaid amounts. Each year of Company TSR reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on June 1, 2020. As shown in the “Pay versus performance disclosure“ above and below on page 77 in the Company TSR vs. Peer Group TSR graph, the value of $100 invested in the Peer Group on June 1, 2020 would be $161.40 at the end of Fiscal 2021, $146.58 at the end of Fiscal 2022 and $160.37 at the end of Fiscal 2023.

Compensation Actually Paid vs. Company TSR

Compensation Actually Paid vs. Net Income [Text Block]

Compensation actually paid (CAP) and net income

The graph below illustrates the relationship between the CAP to our CEO and the other NEOs and the Company’s net income during the period covered under the “Pay versus performance disclosure” above. The CAP figures shown below are calculated as required by SEC requirements, which include unvested and unpaid amounts.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation actually paid (CAP) and adjusted diluted earnings per share from continuing operations

The graph below illustrates the relationship between the CAP to our CEO and the other NEOs and the Company’s adjusted diluted earnings per share from continuing operations during the period covered under the “Pay versus performance disclosure” above. The CAP figures shown below are calculated as required by SEC requirements, which include unvested and unpaid amounts.

Compensation Actually Paid vs. Adjusted Diluted
Earnings per Share from Continuing Operations

Total Shareholder Return Vs Peer Group [Text Block]

Company TSR and peer group TSR

The graph below illustrates the relationship between the Company’s TSR and peer group TSR during the period covered under the “Pay versus performance disclosure” above. The peer group used is the Company’s “2023 peer group” as reflected in our 2023 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K and “Fiscal 2023 peer group” in this proxy statement. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on June 1, 2020.

Company TSR vs. Peer Group TSR

Tabular List [Table Text Block]

Tabular list

The following performance measures reflect the Company’s most important performance measures used to link compensation actually paid to our NEOs for 2023 to Company performance, as further described and defined in the CD&A:

Adjusted diluted earnings per share from continuing operations
Net working capital turns
Return on invested capital

Total Shareholder Return Amount	$ 248.44	239.07	206.99
Peer Group Total Shareholder Return Amount	160.37	146.58	161.40
Net Income (Loss) Attributable to Parent	$ 90,200,000	$ 78,700,000	$ 35,800,000
Company Selected Measure Amount | $ / shares	2.86	2.38	1.31
PEO Name	John M. Holmes	John M. Holmes	John M. Holmes
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted diluted earnings per share from continuing operations
Non-GAAP Measure Description [Text Block]
[8]	Adjusted diluted earnings per share from continuing operations, a non-GAAP financial measure, is our GAAP diluted earnings per share from continuing operations adjusted to exclude items of an unusual nature including but not limited to business divestitures, workforce actions, subsidies and costs, impairment and exit charges, facility consolidation and repositioning costs, investigation and remediation compliance costs, purchase accounting and legal settlements, strategic project costs, equity investments gains and losses, and significant customer events such as early terminations, contract restructurings, forward loss provisions and bankruptcies. We use this non-GAAP financial measure in our compensation structure as it illustrates our core operating performance unaffected by the impact of certain items that management does not believe are indicative of our ongoing and core operating activities.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net working capital turns
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on invested capital
P E O Less Value Of Stock Awards And Option Awards Reported In Member S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,650,036)	$ (8,629,080)	$ (1,842,024)
N O N P E O Less Value Of Stock Awards And Option Awards Reported In Member S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(650,825)	(661,055)	(532,058)
P E O Plus Year End Value Of Awards Granted In Fiscal Year That Are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,255,805	8,760,652	8,060,488
N O N P E O Plus Year End Value Of Awards Granted In Fiscal Year That Are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,115,398	852,676	1,789,492
P E O Plus Change In Fair Value Of Prior Year Awards That Are Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,775,875	1,923,314	2,635,391
N O N P E O Plus Change In Fair Value Of Prior Year Awards That Are Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	537,650	406,267	331,115
P E O Plus Change In Fair Value From Prior Yearend Of Prior Year Awards That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(387,527)	(966,065)	(224,547)
N O N P E O Plus Change In Fair Value From Prior Yearend Of Prior Year Awards That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(78,634)	(152,596)	(5,628)
P E O Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,994,117	1,088,821	8,629,308
N O N P E O Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 923,589	$ 445,291	1,702,447
P E O Plus Fair Market Value Of Awards Granted This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
N O N P E O Plus Fair Market Value Of Awards Granted This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 119,526